EQUITY	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
EQUITY

NOTE 16 - EQUITY

The Company authorized 65,000,000 shares of common stock at par value of $0.001and 10,000,000 shares of preferred stock at par value $0.001. 25,899,468 shares of common stock were issued and outstanding as of December 31, 2024 and 2023, separately. There were no shares of preferred stock issued as of December 31, 2024 and 2023.